Acquisitions - Summary of acquisitions (Details)	Jul. 31, 2021	Jun. 30, 2021	Jan. 31, 2021	Nov. 30, 2020	Oct. 31, 2020
Old Dominion Supply, Inc.
Disclosure of detailed information about business combination [line items]
Acquired %					100.00%
Atlantic Construction Fabrics, Inc.
Disclosure of detailed information about business combination [line items]
Acquired %				100.00%
Nova Wildcat Amerock Holdings, Inc.
Disclosure of detailed information about business combination [line items]
Acquired %			100.00%
Clarksville Lighting & Appliance, LLC
Disclosure of detailed information about business combination [line items]
Acquired %			100.00%
The Kitchen Showcase, Inc.
Disclosure of detailed information about business combination [line items]
Acquired %		100.00%
Moore Industrial Supply
Disclosure of detailed information about business combination [line items]
Acquired %	100.00%
Canyon Pipe & Supply, Inc.
Disclosure of detailed information about business combination [line items]
Acquired %	100.00%